Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Discontinued Operations	The following information presents the major classes of assets and liabilities of the discontinued operations as reported on the consolidated balance sheet:
At disposal date
Cash and cash equivalents	163
Restricted deposits	29
Prepaid expenses and other current assets	138
Right of use assets	53
Fixed assets	954
Trade payables	(132)
Other payables	(1,550)
Lease liabilities	(63)
Currency translation differences reserve	230
The following information presents the major classes of line items constituting the pre-tax loss from the discontinued operation in the consolidated statements of comprehensive loss:
	Year ended December 31,
	2023	2022	2021
Research and development, net	1,219	5,005	17,242
Marketing	9	100	61
General and administrative	258	1,002	742
Impairment loss	-	1,210	-
Operating loss	1,486	7,317	18,045
Financial expenses	9	9	12
Net loss from discontinued operations	1,495	7,326	18,057
Loss from disposal of assets and liabilities	(408)	-	-
Other comprehensive income	230	-	-
Total loss attributed to the discontinued operation	1,317	7,326	18,057

The following information presents cash flow attributable to the discontinued operation:
	Year ended December 31,
	2023	2022	2021
Cash flow from discontinued operation
Net cash used in operating activities	(895)	(3,286)	(2,752)
Net cash used in investing activities	(8)	(1,991)	(8,109)
Effect of exchange differences on cash and cash equivalents	(33)	(37)	(38)
Net cash used in discontinued operation	(936)	(5,314)	(10,899)